Quarterly Holdings Report
for
Fidelity® Series All-Sector Equity Fund
April 30, 2026
ASE-NPRT1-0626
1.884782.114
Common Stocks - 98.6%
	Shares	Value ($)
AUSTRALIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Anglogold Ashanti Plc	18,900	1,771,497
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
McEwen Inc (b)(c)	44,700	969,096
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock Holding Plc (b)(c)	152,800	5,919,472
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	23,700	3,562,821
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (c)	22,800	811,908
UNITED STATES - 98.4%
Communication Services - 10.7%
Diversified Telecommunication Services - 0.0%
AST SpaceMobile Inc Class A (b)(c)	30,500	2,253,950
Entertainment - 1.0%
Liberty Media Corp-Liberty Formula One Class C (c)	45,300	3,893,535
Netflix Inc (c)	232,600	21,773,686
ROBLOX Corp Class A (c)	134,500	7,432,470
Roku Inc Class A (c)	54,300	6,329,208
Spotify Technology SA (c)	31,270	13,963,619
		53,392,518
Interactive Media & Services - 8.9%
Alphabet Inc Class A	17,100	6,580,080
Alphabet Inc Class C	877,620	335,198,183
Meta Platforms Inc Class A	223,440	136,725,170
		478,503,433
Media - 0.6%
EchoStar Corp Class A (b)(c)	96,000	11,821,440
Fox Corp Class A	138,400	8,787,016
Omnicom Group Inc	124,200	9,528,624
		30,137,080
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	63,900	12,492,450
TOTAL COMMUNICATION SERVICES		576,779,431
Consumer Discretionary - 10.7%
Automobile Components - 0.0%
Aptiv PLC (c)	11,300	680,938
Dauch Corporation (c)	222,700	1,271,617
Versigent PLC	8,200	286,754
		2,239,309
Automobiles - 1.5%
General Motors Co	84,900	6,527,961
Tesla Inc (c)	192,800	73,578,264
		80,106,225
Broadline Retail - 4.9%
Amazon.com Inc (c)	974,781	258,375,452
Etsy Inc (c)	7,200	463,248
Ollie's Bargain Outlet Holdings Inc (c)	18,100	1,565,831
		260,404,531
Distributors - 0.2%
Genuine Parts Co	69,800	7,484,654
LKQ Corp (b)	96,400	3,044,312
		10,528,966
Diversified Consumer Services - 0.0%
Duolingo Inc Class A (c)	13,900	1,530,390
Hotels, Restaurants & Leisure - 1.8%
Airbnb Inc Class A (c)	33,400	4,688,024
Booking Holdings Inc	54,950	9,251,382
Carnival Corp	293,700	7,785,987
Chipotle Mexican Grill Inc (c)	231,100	7,855,089
Churchill Downs Inc	41,900	4,231,481
Domino's Pizza Inc	54,000	18,328,680
DoorDash Inc Class A (c)	27,500	4,637,875
DraftKings Inc Class A (c)	472,400	11,016,368
Dutch Bros Inc Class A (c)	25,900	1,489,509
Lindblad Expeditions Holdings Inc (c)	81,100	1,502,783
Marriott International Inc/MD Class A1	3,500	1,265,915
McDonald's Corp	18,000	5,284,620
Red Rock Resorts Inc Class A	40,000	2,158,400
Wingstop Inc	16,500	2,706,990
Wyndham Hotels & Resorts Inc	154,100	12,540,658
Wynn Resorts Ltd	34,600	3,706,006
		98,449,767
Household Durables - 0.2%
Lennar Corp Class A	21,300	1,923,390
PulteGroup Inc	43,300	5,298,188
Somnigroup International Inc	51,800	3,929,548
		11,151,126
Specialty Retail - 1.7%
AutoZone Inc (c)	1,720	6,370,932
Bath & Body Works Inc	21,900	425,736
Bob's Discount Furniture Inc (b)	137,700	1,478,898
Carvana Co Class A (c)	6,200	2,453,960
Dick's Sporting Goods Inc	25,400	5,763,768
Floor & Decor Holdings Inc Class A (b)(c)	262,400	12,700,160
Home Depot Inc/The	86,479	28,434,295
Lithia Motors Inc	43,900	12,736,268
Lowe's Cos Inc	87,900	20,989,641
Ross Stores Inc	13,900	3,166,281
		94,519,939
Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica Inc (c)	1,800	247,860
NIKE Inc Class B	320,400	14,212,944
PVH Corp	57,800	5,285,232
		19,746,036
TOTAL CONSUMER DISCRETIONARY		578,676,289
Consumer Staples - 4.5%
Beverages - 1.3%
Brown-Forman Corp Class B	42,887	1,105,197
Coca-Cola Co/The	472,610	37,222,764
Constellation Brands Inc Class A	19,022	2,978,465
Keurig Dr Pepper Inc	408,135	11,999,169
Monster Beverage Corp (c)	36,500	2,813,055
PepsiCo Inc	89,216	14,139,844
		70,258,494
Consumer Staples Distribution & Retail - 1.7%
BJ's Wholesale Club Holdings Inc (c)	15,879	1,490,879
Costco Wholesale Corp	33,515	34,001,973
Dollar Tree Inc (c)	14,218	1,380,710
Kroger Co/The	61,621	4,194,541
Performance Food Group Co (c)	17,795	1,611,515
Target Corp	19,150	2,484,713
US Foods Holding Corp (c)	74,565	6,971,082
Walmart Inc	310,916	41,019,148
		93,154,561
Food Products - 0.2%
Darling Ingredients Inc (c)	32,800	2,106,744
JM Smucker Co	9,200	901,876
McCormick & Co Inc/MD	11,091	563,866
Mondelez International Inc	133,732	8,216,495
		11,788,981
Household Products - 0.8%
Colgate-Palmolive Co	38,151	3,256,569
Procter & Gamble Co/The	253,591	37,300,701
		40,557,270
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	21,872	1,677,800
Kenvue Inc	390,352	6,842,871
		8,520,671
Tobacco - 0.4%
Philip Morris International Inc	116,425	19,218,275
TOTAL CONSUMER STAPLES		243,498,252
Energy - 3.5%
Energy Equipment & Services - 0.1%
SLB Ltd	101,400	5,767,632
Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp	65,400	12,642,474
ConocoPhillips	325,300	40,916,234
Exxon Mobil Corp	540,924	83,480,801
Phillips 66	70,800	12,683,820
Sunoco LP	206,600	14,389,690
Targa Resources Corp	15,000	3,901,200
Valero Energy Corp	56,700	14,321,286
		182,335,505
TOTAL ENERGY		188,103,137
Financials - 11.7%
Banks - 3.7%
Bank of America Corp	1,078,362	57,649,233
Banner Corp	55,500	3,713,505
BOK Financial Corp	25,700	3,438,402
Citigroup Inc	174,900	22,383,702
First Hawaiian Inc	141,600	3,862,848
JPMorgan Chase & Co	46,238	14,483,129
KeyCorp	229,819	5,081,298
M&T Bank Corp	38,314	8,376,590
Truist Financial Corp	235,700	12,138,550
United Community Bank/SC	114,200	3,806,286
US Bancorp	279,473	15,834,940
Wells Fargo & Co	529,248	43,520,063
Wintrust Financial Corp	40,100	6,037,857
		200,326,403
Capital Markets - 3.2%
Blackrock Inc	19,853	21,155,357
Blue Owl Capital Inc Class A	547,800	5,341,050
Carlyle Group Inc/The (b)	130,800	6,549,156
Charles Schwab Corp/The	360,900	33,072,877
Evercore Inc Class A	19,400	6,233,026
Intercontinental Exchange Inc	83,600	13,216,324
KKR & Co Inc Class A	203,800	21,264,492
Lazard Inc	161,800	7,847,300
MarketAxess Holdings Inc	45,634	7,173,208
Moody's Corp	22,800	10,530,180
Nasdaq Inc	103,400	9,503,494
Northern Trust Corp	11,272	1,874,984
Raymond James Financial Inc	55,100	8,723,432
State Street Corp	91,300	13,954,292
Virtu Financial Inc Class A	165,882	8,237,700
Wealthfront Corp (c)	33,800	355,914
		175,032,786
Consumer Finance - 0.4%
Capital One Financial Corp	72,100	13,792,730
SLM Corp	275,048	6,348,108
		20,140,838
Financial Services - 2.5%
Apollo Global Management Inc	127,334	16,390,432
Berkshire Hathaway Inc Class B (c)	38,400	18,186,240
Corebridge Financial Inc	125,600	3,459,024
Corpay Inc (c)	28,900	8,856,983
Global Payments Inc	25,141	1,809,146
Mastercard Inc Class A	168,277	84,629,870
		133,331,695
Insurance - 1.9%
American Financial Group Inc/OH	69,800	9,302,246
Arthur J Gallagher & Co	72,365	14,936,136
Baldwin Insurance Group Inc/The Class A (c)	283,400	6,438,848
Brown & Brown Inc	183,100	11,013,465
Chubb Ltd	105,628	34,540,357
Hartford Insurance Group Inc/The	92,547	12,661,355
Reinsurance Group of America Inc	48,538	10,263,845
Unum Group	56,040	4,504,495
		103,660,747
TOTAL FINANCIALS		632,492,469
Health Care - 8.4%
Biotechnology - 1.6%
AbbVie Inc	156,500	33,071,580
Alnylam Pharmaceuticals Inc (c)	5,600	1,733,144
Caris Life Sciences Inc (c)	96,600	1,835,400
Cogent Biosciences Inc (c)	76,300	2,730,777
Gilead Sciences Inc	198,100	25,919,404
Insmed Inc (c)	16,100	2,194,913
Kymera Therapeutics Inc (c)	19,034	1,543,086
Moderna Inc (c)	82,100	3,771,674
Natera Inc (c)	22,100	4,556,136
Nuvalent Inc Class A (c)	32,400	3,249,072
Praxis Precision Medicines Inc (c)	4,400	1,402,852
Revolution Medicines Inc (c)	23,900	3,444,468
Roivant Sciences Ltd (c)	62,600	1,785,978
Vaxcyte Inc (c)	22,500	1,287,900
		88,526,384
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	15,000	1,361,850
Boston Scientific Corp (c)	72,910	4,200,345
Edwards Lifesciences Corp (c)	198,800	16,599,800
Intuitive Surgical Inc (c)	28,300	12,950,363
Medline Inc Class A	158,200	7,035,154
Stryker Corp	36,400	11,470,732
		53,618,244
Health Care Providers & Services - 1.7%
Cencora Inc	51,800	15,954,918
CVS Health Corp	279,250	23,258,733
Elevance Health Inc	44,300	16,675,406
HCA Healthcare Inc	17,700	7,689,765
Henry Schein Inc (c)	70,500	5,258,595
Tenet Healthcare Corp (c)	3,300	584,495
UnitedHealth Group Inc	67,531	25,018,885
		94,440,797
Life Sciences Tools & Services - 0.4%
Bio-Techne Corp	53,400	2,954,088
Danaher Corp	76,100	13,618,095
Thermo Fisher Scientific Inc	12,600	6,034,896
		22,607,079
Pharmaceuticals - 3.7%
Amylyx Pharmaceuticals Inc (c)	123,100	1,969,600
Elanco Animal Health Inc (c)	389,710	8,717,813
Eli Lilly & Co	78,366	73,240,864
Jazz Pharmaceuticals PLC (c)	48,900	9,927,678
Johnson & Johnson	270,800	62,243,380
Merck & Co Inc	274,800	30,002,664
Viatris Inc	529,300	7,907,742
		194,009,741
TOTAL HEALTH CARE		453,202,245
Industrials - 9.8%
Aerospace & Defense - 2.4%
Boeing Co (c)	114,495	26,222,790
GE Aerospace	168,989	48,994,981
Howmet Aerospace Inc	93,300	22,675,632
Lockheed Martin Corp	20,000	10,359,400
Northrop Grumman Corp	14,100	8,170,668
Rocket Lab Corp	30,400	2,508,304
TransDigm Group Inc	11,500	13,339,770
		132,271,545
Air Freight & Logistics - 0.1%
CH Robinson Worldwide Inc	4,600	836,326
FedEx Corp	8,900	3,589,459
		4,425,785
Building Products - 0.8%
Trane Technologies PLC	86,500	42,604,710
Commercial Services & Supplies - 0.1%
Cintas Corp	24,300	4,245,452
Construction & Engineering - 0.3%
MasTec Inc (c)	2,700	1,063,935
Quanta Services Inc	24,500	17,830,365
		18,894,300
Electrical Equipment - 1.9%
AMETEK Inc	111,000	26,140,500
Eaton Corp PLC	27,500	11,907,775
GE Vernova Inc	38,547	41,764,133
Hubbell Inc	17,000	8,638,890
Nextpower Inc Class A (c)	10,100	1,203,213
Vertiv Holdings Co Class A	38,000	12,482,620
		102,137,131
Ground Transportation - 0.8%
CSX Corp	222,100	10,090,003
Old Dominion Freight Line Inc	72,800	15,464,904
Uber Technologies Inc (c)	151,100	11,273,571
Union Pacific Corp	22,100	5,955,508
		42,783,986
Industrial Conglomerates - 0.1%
Honeywell International Inc	35,800	7,673,014
Machinery - 3.0%
Caterpillar Inc	39,700	35,337,367
Cummins Inc	40,200	26,974,602
Dover Corp	85,400	19,335,414
Ingersoll Rand Inc	180,200	14,390,772
PACCAR Inc	132,900	15,788,520
Parker-Hannifin Corp	38,800	35,285,496
Westinghouse Air Brake Technologies Corp	48,600	13,116,654
		160,228,825
Professional Services - 0.1%
TransUnion	91,100	6,468,100
Trading Companies & Distributors - 0.2%
United Rentals Inc	10,300	9,886,352
TOTAL INDUSTRIALS		531,619,200
Information Technology - 32.6%
Communications Equipment - 0.6%
Arista Networks Inc (c)	179,700	31,035,987
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp (c)	51,300	16,401,122
IT Services - 0.3%
Okta Inc Class A (c)	229,800	16,924,770
Semiconductors & Semiconductor Equipment - 17.2%
Astera Labs Inc (c)	127,016	24,735,096
Broadcom Inc	423,200	176,656,376
GlobalFoundries Inc (c)	113,400	7,325,640
Intel Corp (c)	11,100	1,048,728
KLA Corp	19,600	34,306,860
Lam Research Corp	47,400	12,222,564
Marvell Technology Inc	334,600	55,259,190
Micron Technology Inc	233,300	120,653,428
Monolithic Power Systems Inc	500	807,205
NVIDIA Corp	2,480,000	494,933,600
		927,948,687
Software - 8.6%
AppLovin Corp Class A (c)	177,100	79,048,585
Braze Inc Class A (b)(c)	1,868,900	41,171,867
Microsoft Corp	846,500	345,185,770
		465,406,222
Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc	718,636	195,001,879
Sandisk Corp/DE (c)	55,400	60,746,654
Seagate Technology Holdings PLC	14,700	9,902,508
Western Digital Corp	83,400	36,238,968
		301,890,009
TOTAL INFORMATION TECHNOLOGY		1,759,606,797
Materials - 2.2%
Chemicals - 1.3%
Air Products and Chemicals Inc	17,977	5,393,999
Albemarle Corp	8,100	1,593,270
Balchem Corp	15,400	2,488,948
CF Industries Holdings Inc	11,200	1,391,040
Chemours Co/The	30,600	824,670
Corteva Inc	70,300	5,695,003
Dow Inc	79,900	3,235,151
Ecolab Inc	30,500	7,948,300
Element Solutions Inc	71,300	3,036,667
Linde PLC	39,686	19,888,242
LyondellBasell Industries NV Class A1	46,900	3,498,740
Mosaic Co/The	46,900	1,091,363
Olin Corp	32,300	919,904
Sherwin-Williams Co/The	12,200	3,923,642
Solstice Advanced Materials Inc	70,350	5,765,183
Westlake Corp	6,100	703,207
		67,397,329
Construction Materials - 0.2%
CRH PLC	38,500	4,559,170
Martin Marietta Materials Inc	6,039	3,738,564
Vulcan Materials Co	13,400	4,043,316
		12,341,050
Containers & Packaging - 0.2%
Avery Dennison Corp	10,300	1,688,479
Crown Holdings Inc	21,300	2,094,003
Packaging Corp of America	5,600	1,195,320
Smurfit Westrock PLC	82,900	3,182,531
Sonoco Products Co	16,400	819,344
		8,979,677
Metals & Mining - 0.5%
Alcoa Corp	41,900	2,672,801
Freeport-McMoRan Inc	114,834	6,635,109
Newmont Corp	113,700	12,630,933
Nucor Corp	29,200	6,578,468
		28,517,311
TOTAL MATERIALS		117,235,367
Real Estate - 2.1%
Health Care REITs - 0.3%
National Healthcare Properties Inc	63,200	810,224
Ventas Inc	193,800	17,027,268
		17,837,492
Industrial REITs - 0.3%
Prologis Inc	79,200	11,247,984
Terreno Realty Corp	63,800	4,159,760
		15,407,744
Office REITs - 0.1%
COPT Defense Properties	51,000	1,593,749
Kilroy Realty Corp	57,500	1,912,450
		3,506,199
Real Estate Management & Development - 0.1%
Jones Lang LaSalle Inc (c)	22,400	7,126,112
Residential REITs - 0.3%
Camden Property Trust	32,700	3,434,154
Invitation Homes Inc	241,900	6,959,463
Sun Communities Inc	38,600	4,934,624
		15,328,241
Retail REITs - 0.2%
Curbline Properties Corp	119,850	3,307,860
Tanger Inc	157,400	5,836,392
		9,144,252
Specialized REITs - 0.8%
American Tower Corp	67,400	12,314,654
Equinix Inc	11,600	12,560,828
Extra Space Storage Inc	64,300	9,216,119
Four Corners Property Trust Inc	116,500	2,978,905
Iron Mountain Inc	48,600	6,123,114
SBA Communications Corp Class A	10,200	2,256,240
		45,449,860
TOTAL REAL ESTATE		113,799,900
Utilities - 2.2%
Electric Utilities - 1.6%
Alliant Energy Corp	40,000	2,937,200
American Electric Power Co Inc	56,300	7,719,293
Constellation Energy Corp	30,688	9,605,344
Duke Energy Corp	63,000	8,161,650
Entergy Corp	57,400	6,768,034
Evergy Inc	43,300	3,586,972
Exelon Corp	20,900	961,191
FirstEnergy Corp	15,700	746,064
NextEra Energy Inc	188,014	18,402,810
NRG Energy Inc	48,107	7,484,487
PG&E Corp	255,493	4,246,294
PPL Corp	106,200	3,976,128
Southern Co/The	40,200	3,887,340
Xcel Energy Inc	71,400	5,922,630
		84,405,437
Gas Utilities - 0.0%
UGI Corp	11,800	425,862
Independent Power and Renewable Electricity Producers - 0.1%
Talen Energy Corp (c)	4,500	1,675,890
Vistra Corp	38,000	5,997,920
		7,673,810
Multi-Utilities - 0.5%
Ameren Corp	41,200	4,682,380
CenterPoint Energy Inc	104,900	4,578,885
Dominion Energy Inc	69,100	4,456,950
NiSource Inc	83,600	4,036,208
Sempra	71,788	6,828,475
		24,582,898
TOTAL UTILITIES		117,088,007
TOTAL UNITED STATES		5,312,101,094
TOTAL COMMON STOCKS (Cost $2,934,808,941)		5,325,135,888

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Skyryse Inc Series B (c)(d)(e) (Cost $935,370)	37,900	884,586

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
Checkr Inc Series E (c)(d)(e) (Cost $1,258,308)	69,906	412,445

U.S. Treasury Obligations - 0.1%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/18/2026 (g)	3.63	700,000	696,632
US Treasury Bills 0% 6/25/2026 (g)	3.62	390,000	387,838
US Treasury Bills 0% 7/2/2026 (g)	3.65	800,000	795,026
US Treasury Bills 0% 7/23/2026 (g)	3.63	1,280,000	1,269,384
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,148,909)			3,148,880

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	75,348,415	75,363,484
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	77,196,576	77,204,296
TOTAL MONEY MARKET FUNDS (Cost $152,566,659)			152,567,780

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $3,092,718,187)	5,482,149,579
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(79,708,734)
NET ASSETS - 100.0%	5,402,440,845

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	129	6/2026	46,722,188	3,429,476

The notional amount of long futures as a percentage of Net Assets is 0.9%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,297,031 or 0.0% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,148,880.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $314,040.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Checkr Inc Series E	8/24/2021	1,258,308

Skyryse Inc Series B	10/21/2021	935,370

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	129,040,052	220,784,110	274,460,678	747,005	-	-	75,363,484	75,348,415	0.1%
Fidelity Securities Lending Cash Central Fund	14,366,813	304,717,301	241,879,818	9,404	-	-	77,204,296	77,196,576	0.2%
Total	143,406,865	525,501,411	516,340,496	756,409	-	-	152,567,780

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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